2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details 2) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Notes to Financial Statements
Fair value at beginning	$ 361,152	$ 217,806	$ 148,628
Change in fair value of embedded conversion features of debenture included in earnings	(202,443)	69,051	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debenture	468,309	212,397	108,903	148,628
Fair value at end	$ 627,018	$ 361,152	$ 217,806	$ 148,628